Financial Risk Management - Commodity Price Sensitivity (Details) - ZAR (R) R in Millions		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of gold production hedged (as a percent)		20.00%
Gold production period hedged (in months)		24 months
Temporary maximum gold production hedged, as a percent	24.00%
Limit of silver production hedged (as a percent)		50.00%
Silver production period hedged (in months)		24 months
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent		10.00%	10.00%
Commodity price risk | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent		10.00%	10.00%
Commodity price risk | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent		20.00%	20.00%
Commodity price risk | Rand gold derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent		10.00%	10.00%
Reasonably possible decrease in risk variable percent		10.00%	10.00%
Increase by 10%, impact on earnings		R (76)	R 0
Decrease by 10%, impact on earnings		R 79	R 0
Commodity price risk | US$ gold derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent		10.00%	10.00%
Reasonably possible decrease in risk variable percent		10.00%	10.00%
Increase by 10%, impact on earnings		R (20)	R (166)
Decrease by 10%, impact on earnings		R 20	R 167
Commodity price risk | US$ silver derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent		10.00%	10.00%
Reasonably possible decrease in risk variable percent		10.00%	10.00%
Increase by 10%, impact on earnings		R 0	R (14)
Decrease by 10%, impact on earnings		R 4	R 15
Cash flow hedges | Commodity price risk | Rand gold derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent		10.00%	10.00%
Reasonably possible decrease in risk variable percent		10.00%	10.00%
Increase by 10%, impact on other comprehensive income		R (1,162)	R (522)
Decrease by 10%, impact on other comprehensive income		R 1,174	R 515
Cash flow hedges | Commodity price risk | US$ gold derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent		10.00%	10.00%
Reasonably possible decrease in risk variable percent		10.00%	10.00%
Increase by 10%, impact on other comprehensive income		R (110)	R 0
Decrease by 10%, impact on other comprehensive income		R 113	R 0